Note Investment Securities Held-to-maturity (Aggregate Amortized Cost and Fair Value of HTMS by Contractual Maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015 [2]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 98,101	[1]	$ 100,903
Investment securities held-to-maturity, fair value	75,576	[1]	$ 82,889
Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	4,105
Investment securities held-to-maturity, fair value	2,862
After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	15,540
Investment securities held-to-maturity, fair value	9,544
After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	18,709
Investment securities held-to-maturity, fair value	10,947
After 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	59,747
Investment securities held-to-maturity, fair value	$ 52,223

[1]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[2]	Includes $57.2 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.